DEFERRED COMPENSATION LIABILITY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Post Retirement Benefits With Individual Employees [Line Items]
Total expense recognized	$ 1,369	$ 324	$ 782
Total deferred compensation liability	$ 14,500	$ 13,000
Executive Vice President and Chief Financial Officer [Member]
Post Retirement Benefits With Individual Employees [Line Items]
Required service period	20 years 6 months
Maximum benefit as a percentage of salary	66.00%
Retirement age	67 years
Imputed interest rate	2.60%	2.70%
Chairman, President and CEO [Member]
Post Retirement Benefits With Individual Employees [Line Items]
Required service period	14 years
Maximum benefit as a percentage of salary	66.00%
Retirement age	70 years
Imputed interest rate	2.60%	2.70%
Chief Executive Officer and Chief Financial Officer [Member]
Post Retirement Benefits With Individual Employees [Line Items]
Total expense recognized	$ 1,800	$ 400	$ 400